Right of Use Assets and Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Right of Use Assets and Lease Liabilities
Schedule of operating lease assets and liabilities

	June 30, 2023	June 30, 2022
	$’000	$’000
Total right of use assets, net	22,823	24,640
Lease liabilities
Current lease liabilities	3,770	4,020
Non-current lease liabilities	22,588	25,556
Total lease liabilities	26,358	29,576

Schedule of maturity of lease payments

For the current period ending June 30, 2023, the maturity of the lease payments is as follows:

Amount
Operating leases	$’000
June 30, 2024	4,070
June 30, 2025	4,125
June 30, 2026	4,340
June 30, 2027	4,474
June 30, 2028	4,583
Thereafter	9,573
Total minimum lease payments	31,165
Less amount representing interest	4,807
Present value of lease liabilities	26,358
Less: current portion	3,770
Long term portion of lease liabilities	22,588